DERIVATIVES AND HEDGING INSTRUMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value
The table below presents information about our interest rate swaps, designated as cash flow hedges, included in our consolidated balance sheets:

				Fair Values
Derivative Financial Instruments	Balance Sheet Location	Weighted-Average Fixed Rate of Interest at March 31, 2025	Range of Maturity Dates at March 31, 2025	March 31, 2025	December 31, 2024

				(in thousands)

Interest rate swaps (Notional of $1.5 billion at March 31, 2025 and December 31, 2024)	Other noncurrent liabilities	4.26%	April 17, 2027 - August 17, 2027	$17,384	$7,768

The table below presents information about our interest rate swaps, designated as cash flow hedges, included in the consolidated balance sheets:

				Fair Values
Derivative Financial Instruments	Balance Sheet Location	Weighted-Average Fixed Rate of Interest at December 31, 2024	Range of Maturity Dates at December 31, 2024	December 31, 2024	December 31, 2023

				(in thousands)

Interest rate swaps (Notional of $1.5 billion at December 31, 2024 and December 31, 2023)	Other noncurrent liabilities	4.26%	April 17, 2027 - August 17, 2027	$7,768	$28,187

Schedule of Derivative Instrument Effect on Other Comprehensive Income (Loss)
The table below presents the effects of our interest rate swaps on our consolidated statements of income and statements of comprehensive income for the three months ended March 31, 2025 and 2024:

	Three Months Ended
	March 31, 2025	March 31, 2024

	(in thousands)

Net unrealized (losses) gains recognized in other comprehensive income (loss)	$(9,371)	$29,116
Net unrealized (losses) gains reclassified out of other comprehensive income (loss) to interest expense	$(852)	$2,662

The table below presents the effects of our interest rate swaps on the consolidated statements of income and statements of comprehensive income for the years ended December 31, 2024, 2023 and 2022:

	Years Ended December 31,
	2024	2023	2022

	(in thousands)

Net unrealized gains (losses) recognized in other comprehensive loss	$34,399	$(19,683)	$12,915
Net unrealized gains (losses) reclassified out of other comprehensive loss to interest expense	$8,731	$4,609	$(21,327)